Capital and Funding - Summary of Analysis of Bonds and Other Loans (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
1.750% Bonds 2020 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	1.75%	1.75%
Borrowings maturity year	2020	2020
0.500% Notes 2022 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	0.50%	0.50%
Borrowings maturity year	2022	2022
1.125% Bonds 2028 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	1.125%	1.125%
Borrowings maturity year	2028	2028
1.000% Notes 2023 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	1.00%	1.00%
Borrowings maturity year	2023	2023
0.500% Notes 2024 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	0.50%	0.50%
Borrowings maturity year	2024	2024
0.000% Notes 2020 [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	0.00%	0.00%
Borrowings maturity year	2020	2020
2.950% Notes 2017 (Renminbi) [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	2.95%	2.95%
Borrowings maturity year	2017	2017
4.750% Bonds 2017 [Member] | Unilever PLC [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	4.75%	4.75%
Borrowings maturity year	2017	2017
2.000% Notes 2018 [Member] | Unilever PLC [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	2.00%	2.00%
Borrowings maturity year	2018	2018
2.000% Notes [Member] | Unilever PLC [member]
Disclosure of detailed information about borrowings [Line Items]
Fair value hedge adjustment	€ 2	€ 3
One Point Three Seven Five Percentage Bonds Two Thousand Twenty Nine [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	1.375%	1.375%
Borrowings maturity year	2029	2029
Zero Point Eight Seven Five Percentage Bonds Two Thousand Twenty Five [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	0.875%	0.875%
Borrowings maturity year	2025	2025
Zero Point Three Seven Five Percentage Bonds Two Thousand Twenty Three [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	0.375%	0.375%
Borrowings maturity year	2023	2023
One Point Zero Zero Zero Percentage Notes Two Thousand Twenty Seven [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	1.00%	1.00%
Borrowings maturity year	2027	2027
Zero Point Zero Zero Zero Percentage Notes Two Thousand Twenty One [Member] | Unilever N.V. [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	0.00%	0.00%
Borrowings maturity year	2021	2021
One Point One Two Five Percentage Bonds Two Thousand Twenty Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	1.125%	1.125%
Borrowings maturity year	2022	2022
One Point Three Seven Five Percentage Bonds Two Thousand Twenty Four [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	1.375%	1.375%
Borrowings maturity year	2024	2024
One Point Eight Seven Five Percentage Bonds Two Thousand Twenty Nine [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	1.875%	1.875%
Borrowings maturity year	2029	2029
4.250% Notes 2021 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	4.25%	4.25%
Borrowings maturity year	2021	2021
5.900% Bonds 2032 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	5.90%	5.90%
Borrowings maturity year	2032	2032
Two Point Nine Zero Zero Percentage Notes Two Thousand Twenty Seven [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	2.90%	2.90%
Borrowings maturity year	2027	2027
Two Point Two Zero Zero Percentage Notes Two Thousand Twenty Two [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	2.00%	2.00%
Borrowings maturity year	2022	2022
One Point Eight Zero Zero Percentage Notes Two Thousand Twenty [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	1.80%	1.80%
Borrowings maturity year	2020	2020
4.800% Bonds 2019 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	4.80%	4.80%
Borrowings maturity year	2019	2019
2.200% Notes 2019 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	2.20%	2.20%
Borrowings maturity year	2019	2019
2.000% Notes 2026 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	2.00%	2.00%
Borrowings maturity year	2026	2026
0.850% Notes 2017 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	0.85%	0.85%
Borrowings maturity year	2017	2017
1.375% Notes 2021 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	1.375%	1.375%
Borrowings maturity year	2021	2021
2.100% Notes 2020 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	2.10%	2.10%
Borrowings maturity year	2020	2020
3.100% Notes 2025 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	3.10%	3.10%
Borrowings maturity year	2025	2025
Two Point Six Zero Zero Percentage Notes Two Thousand Twenty Four [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	2.60%	2.60%
Borrowings maturity year	2024	2024
7.250% Bonds 2026 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	7.25%	7.25%
Borrowings maturity year	2026	2026
6.625% Bonds 2028 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	6.625%	6.625%
Borrowings maturity year	2028	2028
5.150% Notes 2020 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	5.15%	5.15%
Borrowings maturity year	2020	2020
7.000% Bonds 2017 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	7.00%	7.00%
Borrowings maturity year	2017	2017
5.600% Bonds 2097 [Member] | United States [member] | Other Group Companies [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings interest rate	5.60%	5.60%
Borrowings maturity year	2097	2097